CONSTRUCTION IN PROGRESS (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
CONSTRUCTION IN PROGRESS
Construction in progress	¥ 86,366,301	$ 12,728,818	¥ 12,000,900